TO THE SHAREHOLDERS

For the six months ended December 31, 1995, Scout Bond Fund earned a total return (price change and reinvested distributions) of 4.39%, and 14.03% for the entire year.

In comparison, the unmanaged Lehman Brothers Intermediate Government/ Corporate Bond index returned 5.24% for the six-month period and 15.33% for the year.

The Fund's average annual compounded total returns for one, five and ten year periods were 14.03%, 7.65% and 7.85%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

At December 31, 1995, Scout Bond Fund was invested 39.6% in high-grade corporate bonds, 53.8% in U.S. Government and Federal Agency Issues, and 5.4% in cash equivalent reserves. The average maturity was 4.6 years, the average yield to maturity was 5.82% and the credit rating of the portfolio was AA or better. The net assets at year end were $79.1 million.

1995 was an interesting year for the bond market. In the last six months, the Federal Reserve twice dropped the Federal Funds rate by 25 basis points, on July 6 and December 19. This caused an overall shift of the yield curve downward from June 30 to December 31. Shorter maturity bonds were immediately affected by the reduction in rates, and the 5-year and 10-year bond dropped by approximately 60 basis points. The yield on the 30-year treasury bond decreased from 6.62% on June 30 to 5.95% at year end. A slight upward movement in the yield curve occurred in mid-August due to inflationary fears, but inflation remained low for the year.

Lower bond yields throughout the year resulted in higher bond valuations and good performance for Scout Bond Fund. With the economy slowing and concerns of recession, we would expect that the Federal Reserve will lower interest rates again. Due to Congress' indecision over the budget, interest rates remain unpredictable. With this in mind, Scout Bond Fund will continue its shorter average portfolio maturity. As always, we will search for quality debt issues in line with the high investment standards of the Fund as buying opportunities become available.

Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated.

Sincerely,


Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they federally insured by the Federal Deposit Insurance Corporation or any other federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.

FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1995 (unaudited)

  Principal                                                            Market
   Amount               Description                                     Value
CORPORATE BONDS _  39.57%
$   500,000  Albertson's, Incorporated Medium Term Notes,
                5.71%, due March 23, 1998                      $       501,655
    500,000  Albertson's, Incorporated Medium Term Notes,
                6.18%, due March 22, 2000                              507,900
    500,000  Albertson's, Incorporated Medium Term Notes,
                6.375%, due December 1, 2000                           511,350
    500,000  Amoco Canada Petroleum Company Notes,
                7.25%, due December 1, 2002                            536,730
    500,000  Avery/Dennison Incorporated Medium Term Notes,
                8.22%, due August 15, 1996                             507,845
    500,000  Baltimore Gas & Electric Company 1st & Refunding
                Mortgage, 6.50%, due February 15, 2003                 512,970
    500,000  BellSouth Telecommunications Incorporated Notes,
                6.25%, due May 15, 2003                                508,065
    500,000  British Petroleum America, Incorporated Notes,
                8.875%, due December 1, 1997                           530,165
    500,000  Carolina Power & Light Company Secured Medium
                Term Notes, 5.00%, due September 15, 1998              492,155
    500,000  Carolina Power & Light Company Secured Medium
                Term Notes, 5.875%, due January 15, 2004               493,409
    500,000  Central Power & Light Company 1st Mortgage,
                Series BB, 6.00%, due October 1, 1997                  504,190
    500,000  Chevron Canada Financial Limited Guaranteed
                Notes, 5.60%, due April 1, 1998                        499,750
    500,000  Consolidated Edison Company New York,
                Incorporated Debentures,
                6.625%, due February 1, 2002                           512,480
    500,000  Delmarva Power & Light Company Medium Term Notes,
                7.50%, due May 1, 1999                                 525,910
    500,000  Duke Power Company Medium Term Notes,
                5.17%, due September 1, 1998                           494,745
    500,000  Duke Power Company 1st & Refunding Mortgage,
                5.625%, due August 12, 1997                            501,035
    500,000  Duke Power Company 1st & Refunding Mortgage,
                7.00%, due June 1, 2000                                517,860
    500,000  Duke Power Company 1st & Refunding Mortgage,
                5.875%, due June 1, 2001                               496,151
    500,000  Emerson Electric, 6.30%, due November 1, 2005             513,036
    500,000  Florida Power & Light Company Secured Medium
                Term Notes, 6.20%, due February 2, 1998                505,665
    500,000  Florida Power & Light Company Secured Medium
                Term Notes, 5.70%, due March 5, 1998                   500,775
    750,000  Florida Power & Light Company 1st Mortgage,
                5.50%, due July 1, 1999                                744,502
    500,000  General Mills Incorporated Medium Term Notes,
                7.50%, due June 5, 2000                                531,980
    500,000  General Mills Incorporated Medium Term Notes,
                5.98%, due July 9, 2001                                500,850
    500,000  GTE California Incorporated Debentures, Series A,
                5.625%, due February 1, 2001                           493,420
    500,000  Houston Light & Power Company 1st Mortgage,
                7.625%, due March 1, 1997                              511,100
  1,000,000  International Business Machines Corporation
                Notes, 6.375%, due November 1, 1997                  1,015,830
    500,000  International Business Machines Corporation
                Notes, 6.375%, due June 15, 2000                       512,350
    500,000  International Business Machines Corporation
                Notes, 7.25%, due November 1, 2002                     530,795
    500,000  International Paper Company Medium Term Notes,
                8.05%, due March 25, 1999                              531,235
    500,000  Kansas City Power & Light Company Medium Term
                Notes, 6.50%, due February 14, 2000                    511,430
    500,000  Kansas City Power & Light Company Medium Term
                Notes, 6.50%, due January 2, 2001                      511,065
    500,000  Kmart Corporation Medium Term Notes,
                8.00%, due December 13, 2001                           413,120
    250,000  McDonald's Corporation Medium Term Notes,
                8.75%, due November 15, 2000                           280,740
    500,000  McDonald's Corporation Notes, 7.375%,
                due July 15, 2002                                      524,550
    500,000  Minnesota Mining & Manufacturing Company
                Medium Term Notes,
                6.25%, due March 29, 1999                              509,980
    500,000  Monongahela Power Company 1st Mortgage,
                5.625%, due April 1, 2000                              496,935
    500,000  Monongahela Power Company 1st Mortgage,
                7.375%, due July 1, 2002                               535,840
  1,000,000  New York Telephone Company Notes,
                5.875%, due September 1, 2003                          986,880
    500,000  Newell Company Medium Term Notes,
                6.18%, due July 11, 2000                               503,680
    500,000  Northern Illinois Gas Company 1st Mortgage,
                5.50%, due February 1, 1997                            499,465
    500,000  Northwest Natural Gas Company Secured Medium
                Term Notes, 5.98%, due December 15, 2000               502,250
    500,000  Pacific Bell Telephone Company Notes,
                7.25%, due July 1, 2002                                535,135
    500,000  Pacific Gas & Electric Company 1st &
                Refunding Mortgage,
                6.25%, due March 1, 2004                               500,810
    500,000  PepsiCo, Incorporated Notes, 7.625%,
                due November 1, 1998                                   527,195
     12,742  Sears Mortgage Securities Corporation Mortgage
                Pass Through Certificates, Series 86 C,
                9.00%, due July 25, 2001                                12,997
    500,000  Sears Roebuck & Company Senior Medium
                Term Notes, 7.17%, due January 15, 1997                507,515
    500,000  Southern California Gas Company 1st Mortgage,
                Series AA, 6.50%, due December 15, 1997                507,955
    500,000  Southwestern Bell Capital Corporation Medium
                Term Notes, 7.80%, due November 5, 1998                530,450
    500,000  Southwestern Bell Telephone Company Medium Term
                Notes, 6.125%, due March 12, 2001                      507,320
    500,000  Southwestern Bell Telephone Company Medium Term
                Notes, 5.77%, due October 14, 2003                     493,700
CORPORATE BONDS (Continued)
    500,000  Texaco Capital Incorporated Medium Term Notes,
                8.24%, due October 15, 2001                            555,775
    500,000  Tribune Company Medium Term Notes,
                5.30%, due April 17, 2000                              490,205
    500,000  Tribune Company Medium Term Notes,
                5.75%, due September 15, 2003                          489,775
    500,000  Union Electric Company 1st Mortgage Notes,
                6.75%, due October 15, 1999                            515,950
    500,000  Union Pacific Corporation Notes,
                6.25%, due March 15, 1999                              505,505
    500,000  Union Pacific Corporation Notes,
                7.875%, due February 15, 2002                          542,150
    250,000  Virginia Electric & Power Company Medium
                Term Notes, 9.00%, due February 28, 1996               251,100
    500,000  Wal-Mart Stores, Incorporated Notes,
                5.50%, due September 15, 1997                          499,780
    500,000  Wal-Mart Stores, Incorporated Notes,
                6.125%, due October 1, 1999                            505,250
    500,000  Weyerhaeuser Company Medium Term Notes,
                8.53%, due April 21, 1997                              518,730
 30,762,742                                                         31,319,135
U.S. GOVERNMENTAL AGENCIES _  3.89%
    113,917  Government National Mortgage Association,
                9.00%, due July 15, 2001                               120,799
    110,479  Government National Mortgage Association,
                8.00%, due February 20, 2002                           114,616
    194,842  Government National Mortgage Association,
                8.50%, due February 20, 2002                           201,801
     55,880  Government National Mortgage Association,
                8.00%, due January 15, 2004                             58,592
    218,592  Government National Mortgage Association,
                9.50%, due April 15, 2005                              227,762
    238,685  Government National Mortgage Association,
                9.75%, due May 15, 2005                                248,698
    117,775  Government National Mortgage Association,
                9.00%, due October 20, 2005                            123,123
    182,455  Government National Mortgage Association,
                7.50%, due February 15, 2006                           190,466
    149,433  Government National Mortgage Association,
                7.50%, due March 15, 2006                              156,094
     37,739  Government National Mortgage Association,
                8.00%, due April 20, 2006                               39,153
    185,419  Government National Mortgage Association,
                8.00%, due June 20, 2006                               192,363
    219,048  Government National Mortgage Association,
                8.50%, due July 15, 2006                               230,158
    292,882  Government National Mortgage Association,
                8.00%, due August 15, 2006                             308,762
    312,250  Government National Mortgage Association,
                7.50%, due August 20, 2006                             318,383
    193,963  Government National Mortgage Association,
                7.50%, due September 15, 2006                          202,607
    103,453  Government National Mortgage Association,
                7.50%, due April 15, 2007                              108,064
    235,341  Government National Mortgage Association,
                7.50%, due March 20, 2009                              239,963
  2,962,153                                                          3,081,404
U.S. GOVERNMENT SECURITIES _ 21.72%
    500,000  U.S. Treasury Notes, 7.75%, due March 31, 1996            502,890
  1,000,000  U.S. Treasury Notes, 4.25%, due May 15, 1996              996,410
  1,000,000  U.S. Treasury Notes, 6.125%, due December 31, 1996      1,008,910
  1,000,000  U.S. Treasury Notes, 8.00%, due January 15, 1997        1,027,340
    500,000  U.S. Treasury Notes, 8.50%, due July 15, 1997             524,140
    500,000  U.S. Treasury Notes, 5.50%, due July 31, 1997             502,500
  1,000,000  U.S. Treasury Notes, 5.50%, due September 30, 1997      1,005,160
    500,000  U.S. Treasury Notes, 7.875%, due January 15, 1998         525,390
  1,000,000  U.S. Treasury Notes, 5.125%, due March 31, 1998           998,280
  1,000,000  U.S. Treasury Notes, 5.125%, due April 30, 1998           997,970
  1,500,000  U.S. Treasury Notes, 7.125%, due October 15, 1998       1,572,180
  1,500,000  U.S. Treasury Notes, 6.375%, due January 15, 1999       1,546,635
    500,000  U.S. Treasury Notes, 5.875%, due March 31, 1999           508,905
  1,000,000  U.S. Treasury Notes, 6.00%, due October 15, 1999        1,025,000
  1,500,000  U.S. Treasury Notes, 5.50%, due April 15, 2000          1,512,420
  1,000,000  U.S. Treasury Notes, 7.50%, due November 15, 2001       1,101,410
  1,000,000  U.S. Treasury Notes, 6.375%, due August 15, 2002        1,048,590
    750,000  U.S. Treasury Notes, 6.25%, due February 15, 2003         782,460
 16,750,000                                                         17,186,590

GOVERNMENT SPONSORED ENTERPRISES _ 28.14%
    500,000  Federal Home Loan Banks,
                4.73%, due December 23, 1996                           497,265
    250,000  Federal Home Loan Banks,
                5.66%, due November 9, 1998                            251,875
    500,000  Federal Home Loan Banks,
                6.48%, due December 29, 2000                           500,704
  1,000,000  Federal Home Loan Mortgage Corporation,
                6.13%, due August 19, 1999                           1,020,310
    500,000  Federal National Mortgage Association,
                7.00%, due February 10, 1996                           501,015
    500,000  Federal National Mortgage Association,
                9.35%, due February 12, 1996                           502,345
  1,500,000  Federal National Mortgage Association,
                8.00%, due July 10, 1996                             1,520,160
  1,000,000  Federal National Mortgage Association,
                7.05%, due October 10, 1996                          1,011,870
    500,000  Federal National Mortgage Association,
                8.20%, due December 23, 1996                           513,280
  1,000,000  Federal National Mortgage Association,
                5.70%, due September 11, 1997                          999,370
  1,000,000  Federal National Mortgage Association,
                6.05%, due November 10, 1997                         1,012,500
  1,000,000  Federal National Mortgage Association,
                8.20%, due March 10, 1998                            1,057,970
  1,000,000  Federal National Mortgage Association,
                8.15%, due May 11, 1998                              1,060,470
  1,000,000  Federal National Mortgage Association,
                7.85%, due September 10, 1998                        1,060,620
    500,000  Federal National Mortgage Association,
                5.05%, due November 10, 1998                           495,470
GOVERNMENT SPONSORED ENTERPRISES (Continued)
  1,500,000  Federal National Mortgage Association,
                7.05%, due December 10, 1998                         1,564,920
  1,000,000  Federal National Mortgage Association,
                6.35%, due August 10, 1999                           1,027,340
  1,500,000  Federal National Mortgage Association,
                6.10%, due February 10, 2000                         1,529,535
  1,000,000  Federal National Mortgage Association,
                8.25%, due December 18, 2000                         1,113,750
  1,250,000  Federal National Mortgage Association,
                7.50%, due February 11, 2002                         1,364,450
  1,000,000  Federal National Mortgage Association,
                7.55%, due April 22, 2002                            1,098,750
    500,000  Federal National Mortgage Association,
                7.05%, due November 12, 2002                           537,735
  1,000,000  Federal National Mortgage Association,
                6.38%, due April 29, 2003                            1,001,050
  1,000,000  Federal National Mortgage Association
                Medium Term Notes (Callable 6/24/96 @ 100),
                6.38%, due June 25, 2003                             1,030,210
 21,500,000                                                         22,272,964
SHORT-TERM CORPORATE NOTES _  4.39%
    477,000  Abbott Laboratories, 5.80%, due January 4, 1996           476,692
    500,000  American Greetings Corporation,
                5.75%, due January 3, 1996                             499,760
    500,000  Chevron Corporation, 5.63%, due January 5, 1996           499,609
    500,000  Duke Power Company, 5.72%, due January 12, 1996           499,047
    500,000  GTE North, Incorporated,
                5.68%, due January 18, 1996                            498,580
    500,000  GTE South, Incorporated,
                5.76%, due January 19, 1996                            498,480
    500,000  Gannett, Incorporated, 5.77%, due January 17, 1996        498,638
  3,477,000                                                          3,470,806
REPURCHASE AGREEMENT _  1.04%
    820,000  Northern Trust Company,
                5.10%, due January 2, 1996
                (Collateralized by U.S. Treasury Notes,
                7.50%, due February 29, 1996)                          820,000

TOTAL INVESTMENTS _ 98.75%                                        $ 78,150,899

Other assets less liabilities _ 1.25%                                  988,256

TOTAL NET ASSETS _ 100.00%
  (equivalent to $11.26 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  7,029,342 shares outstanding)                                  $  79,139,155

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 1995 (unaudited)

ASSETS:
  Investment securities, at market value
    (identified cost $76,246,136)                                 $ 78,150,899
  Interest receivable                                                1,199,610
  Other assets                                                           3,263
    Total assets                                                    79,353,772
LIABILITIES AND NET ASSETS:
  Cash overdraft                                                       214,617
    Total liabilities                                                  214,617
NET ASSETS                                                        $ 79,139,155

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                     $ 76,717,924
  Accumulated undistributed income:
    Undistributed net investment income                                448,731
    Accumulated net realized gain on investment transactions            67,737
      Net unrealized appreciation in value of investments            1,904,763
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                       $ 79,139,155

Capital shares, $1.00 par value
  Authorized                                                        10,000,000

  Outstanding                                                        7,029,342

NET ASSET VALUE PER SHARE                                         $      11.26

See accompanying Notes to Financial Statements.

Statement of Operations
Six Months Ended December 31, 1995 (unaudited)

INVESTMENT INCOME:
  Income:
    Interest                                                      $  2,554,647
  Expenses:
    Management fees (Note 3)                                           333,953
    Registration fees and other expenses                                 5,056
                                                                       339,009
      Net investment income                                          2,215,638

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions (excluding
    commercial paper and repurchase agreements):
    Proceeds from sales of investments                               4,321,634
    Cost of investments sold                                         4,317,056
      Net realized gain from investment transactions                     4,578
    Unrealized appreciation on investments:
      Beginning of period                                              759,195
      End of period                                                  1,904,763
    Increase in net unrealized appreciation on investments           1,145,568
      Net gain on investments                                        1,150,146
    Increase in net assets resulting from operations             $   3,365,784

Statements of Changes in Net Assets
                                                Six Months Ended
                                               December 31, 1995   Year Ended
                                                 (unaudited)     June 30, 1995
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                            $  2,215,638    $  4,549,127
 Net realized gain from investment transactions          4,578          57,569
 Increase in net unrealized appreciation on
   investments                                       1,145,568       2,302,213
   Net increase in net assets resulting from
     operations                                      3,365,784       6,908,909

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
 Net investment income                              (2,215,638)     (4,549,127)
 Net realized gain from investment transactions        (37,184)        (21,636)
   Total distributions to shareholders              (2,252,822)     (4,570,763)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from 727,799 and 823,896 shares sold       7,672,365       8,821,921
 Net asset value of 39,374 and 40,160 shares
   issued for reinvestment of distributions            851,506         430,480
                                                     8,523,871       9,252,401
 Cost of 675,799 and 1,532,198 shares redeemed      (7,505,467)    (16,336,469)
   Net increase (decrease) from capital share
     transactions                                    1,018,404      (7,084,068)
     Total increase (decrease) in net assets         2,131,366      (4,745,922)

NET ASSETS:
   Beginning of period                              77,007,789      81,753,711
   End of period (including undistributed net
     investment income of $448,731)              $  79,139,155  $   77,007,789
Distributions to shareholders:
   Income dividends per share                    $      0.31    $        0.63
   Capital gains distribution per share          $      0.0053  $        0.003

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES _ The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments _ Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Investment transactions are recorded on the trade date.
Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes _ The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES _ The aggregate amounts of security transactions during the period ended December 31, 1995 (excluding commercial paper and repurchase agreements), were as follows:

	Purchases   		$  5,005,273
        Proceeds from sales        4,321,634

3. MANAGEMENT FEES _ Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.